ACCOUNTS RECEIVABLE, NET (Tables)	12 Months Ended
Sep. 30, 2021
Credit Loss [Abstract]
SCHEDULE OF ACCOUNTS RECEIVABLE, NET

Accounts receivable, net, consists of the following:

	September 30, 2021	September 30, 2020
Accounts receivable	$6,167,498	$5,864,040
Less: allowance for doubtful accounts	(14,691)	(93,032)
Accounts receivable, net	$6,152,807	$5,771,008

SCHEDULE OF ACCOUNTS RECEIVABLE AND SUBSEQUENT COLLECTION BY AGING BUCKET

The following table summarizes the Company’s accounts receivable and subsequent collection by aging bucket:

Accounts Receivable by aging bucket	Balance as of September 30, 2021	Subsequent collection	% of subsequent collection
Less than 3 months	$5,030,184	$5,028,868	100.0%
From 4 to 6 months	1,119,077	1,119,077	100.0%
From 7 to 9 months	1,487	1,487	100.0%
From 10 to 12 months	1,036	805	77.7%
Over 1 year	15,714	1,190	7.6%
Total gross accounts receivable	6,167,498	6,151,427	99.7%
Allowance for doubtful accounts	(14,691)	-
Accounts Receivable, net	$6,152,807	$6,151,427	99.9%

SCHEDULE OF ALLOWANCE FOR DOUBTFUL ACCOUNTS

Allowance for doubtful accounts movement is as follows:

	September 30, 2021	September 30, 2020
Beginning balance	$93,032	$73,386
Additions	16,891	15,569
Write-off uncollectible balance	(99,548)	-
Foreign currency translation adjustments	4,316	4,077
Ending balance	$14,691	$93,032